ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable and allowance for doubtful accounts consisted of the following:

	December 31,	December 31,
	2023	2022

Accounts receivable	$103,798	$41,868
Less: allowance for credit losses	(1,990)	(8,384)
Net accounts receivable	$101,808	$33,484

SCHEDULE OF CHANGES IN ALLOWANCE FOR CREDIT LOSSES

The changes in allowance for credit losses on accounts receivable are summarized below:

Allowance for Credit Losses

Balance at December 31, 2021	$-
Change in allowance for the year ended December 31, 2022	8,384
Balance at December 31, 2022	8,384
Change in allowance for the year ended December 31, 2023	(6,394)
Balance at December 31, 2023	$1,990